Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases	Leases
We enter into lease arrangements primarily for real estate, project equipment, transportation and information technology assets in the normal course of our business operations. Real estate leases accounted for approximately 86% of our lease obligations at December 31, 2020. An arrangement is determined to be a lease at inception if it conveys the right to control the use of identified property and equipment for a period of time in exchange for consideration. We have elected not to recognize an ROU asset and lease liability for leases with an initial term of 12 months or less. Many of our equipment leases, primarily associated with the performance of projects for U.S. government customers, include one or more renewal option periods, with renewal terms that can extend the lease term in one year increments. The exercise of these lease renewal options is at our sole discretion and is generally dependent on the period of project performance, or extension thereof, determined by our customers. When it is reasonably certain that we will exercise the option, we include the impact of the option in the lease term to determine total future lease payments. Because most of our lease agreements do not explicitly state the discount rate, we use our incremental borrowing rate on the commencement date to calculate the present value of future lease payments.

Certain leases include payments that are based solely on an index or rate. These variable lease payments are included in the calculation of the ROU asset and lease liability. Other variable lease payments, such as usage-based amounts, are excluded from the ROU asset and lease liability, and are expensed as incurred. In addition to the present value of the future lease payments, the calculation of the ROU asset also includes any deferred rent, lease pre-payments and initial direct costs of obtaining the lease, such as commissions.

In addition to the base rent, real estate leases typically contain provisions for common-area maintenance and other similar services, which are considered non-lease components for accounting purposes. We exclude these non-lease components in calculating the ROU asset and lease liability for real estate leases and expense them as incurred. For all other types of leases, non-lease components are included in calculating our ROU assets and lease liabilities.

The operating ROU asset and current and noncurrent operating lease liabilities are disclosed on our consolidated balance sheets. The finance ROU asset is included in "Property, plant and equipment" and the current and noncurrent finance lease liabilities are included in "Other current liabilities" and "Other liabilities," respectively, on our consolidated balance sheets.
The components of our operating lease costs for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31,
Dollars in millions	2020	2019
Operating lease cost	$50	$54
Short-term lease cost	112	121
Total lease cost	$162	$175

Operating lease cost includes operating lease ROU asset amortization of $37 million and $38 million for the years ended December 31, 2020 and 2019, respectively, and other noncash operating lease costs related to the accretion of operating lease liabilities and straight-line lease accounting of $13 million and $16 million for the years ended December 31, 2020 and 2019, respectively.

Total short-term lease commitments as of December 31, 2020 and 2019 was approximately $107 million and $77 million, respectively. Additional information related to leases was as follows:

	December 31,	December 31,
Dollars in millions	2020	2019
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$61	$56
Operating cash flows from financing leases	$11	$6
Right-of-use assets obtained in exchange for new operating lease liabilities	$62	$20
Right-of-use assets obtained in exchange for new finance lease liabilities	$34	$13
Weighted-average remaining lease term-operating (in years)	6 years	8 years
Weighted-average remaining lease term-finance (in years)	3 years	3 years
Weighted-average discount rate-operating leases	6.8%	7.6%
Weighted-average discount rate-finance leases	4.7%	5.6%

The following is a maturity analysis of the future undiscounted cash flows associated with our lease liabilities as of December 31, 2020:

	Year
Dollars in millions	2021	2022	2023	2024	2025	Thereafter	Total
Future payments - operating leases	$56	$48	$42	$32	$27	$86	$291
Future payments - finance leases	12	8	3	2	—	—	25
Total future payments - all leases	$68	$56	$45	$34	$27	$86	$316

Dollars in millions	Operating Leases	Finance Leases	Total
Total future payments	$291	$25	$316
Less imputed interest	(61)	(2)	(63)
Present value of future lease payments	$230	$23	$253
Less current portion of lease obligations	(44)	(11)	(55)
Noncurrent portion of lease obligations	$186	$12	$198